Investment In Joint Venture - Additional Information (Detail) - Xuzhou-PAT Control Technologies Limited [Member] $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) BusinessDivision	Dec. 31, 2017 CNY (¥)
Schedule Of Equity Method Investments [Line Items]
Joint venture ownership interest percentage	50.00%	50.00%
Number of business divisions | BusinessDivision	2
IRD [Member]
Schedule Of Equity Method Investments [Line Items]
Joint venture ownership interest percentage	50.00%	50.00%
Sales
Accounts receivable	11
IRD [Member] | Loan Guarantee [Member]
Schedule Of Equity Method Investments [Line Items]
Loan guarantee	$ 1,200	¥ 7.5